CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Issued capital [member]	Issued Capital Adjustment [Member]	Share premium [member]	Treasury Shares Adjustment [Member]	Treasury Shares Cost [Member]	Statutory reserve [member]	Voluntary Reserve [Member]	Other reserves [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity Attributable To Owners [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2021	$ 36	$ 191	$ 516	$ 1	$ (7)	$ 61	$ 659	$ (15)	$ 48	$ 295	$ 1,785	$ 6	$ 1,791
IfrsStatementLineItems [Line Items]
Voluntary reserve constitution						(16)	311			(295)
Capital reduction					2		(2)
Treasury shares acquisition					(18)						(18)		(18)
Profit of the year										456	456	1	457
Other comprehensive income of the year									33	21	54		54
Ending balance, value at Dec. 31, 2022	36	191	516	1	(23)	45	968	(15)	81	477	2,277	7	2,284
IfrsStatementLineItems [Line Items]
Voluntary reserve constitution							478			(478)
Capital reduction					16		(13)				3		3
Dividens ditribution												(1)	(1)
Profit of the year										302	302	3	305
Other comprehensive income of the year									(100)	(78)	(178)		(178)
Ending balance, value at Dec. 31, 2023	36	191	516	1	(7)	45	1,433	(15)	(19)	223	2,404	9	2,413
IfrsStatementLineItems [Line Items]
Voluntary reserve constitution						(1)	224			(223)
Stock compensation plans								2			2		2
Profit of the year										619	619		619
Other comprehensive income of the year									138	123	261		261
Ending balance, value at Dec. 31, 2024	$ 36	$ 191	$ 516	$ 1	$ (7)	$ 44	$ 1,657	$ (13)	$ 119	$ 742	$ 3,286	$ 9	$ 3,295